WARRANTS (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Number of outstanding balance, Beginning	9,166,076	8,591,076	4,518,348
Granted		575,000	4,072,728
Number of outstanding balance, Ending	9,166,076	9,166,076	8,591,076
Weighted average exercise price, Beginning	$ 3.74	$ 3.86	$ 5.54
Weighted average exercise price, Granted	0	2.00	2.00
Weighted average exercise price, Ending	$ 3.74	$ 3.74	$ 3.86
Weighted average remaining contractual life (in years), Beginning	2 years 9 months 25 days	3 years 8 months 1 day	3 years 25 days
Weighted average remaining contractual life (in years), granted		5 years 18 days
Weighted average remaining contractual life (in years), Ending	1 year 9 months 25 days	3 years 8 months 1 day	3 years 8 months 1 day